Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ 124,563	$ (822)
Acquired in business combinations		(189)
Recognised in profit or loss	(17,860)	126,149
Recognised in other comprehensive income	197	248	$ 0
Effects of movement in foreign exchange rates	(2,995)	(823)
Ending balance	103,905	124,563	(822)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(1,813)	(3,381)
Recognised in profit or loss	479	1,556
Effects of movement in foreign exchange rates	39	12
Ending balance	(1,295)	(1,813)	(3,381)
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(7,239)	(11,315)
Acquired in business combinations		(189)
Recognised in profit or loss	2,681	4,307
Effects of movement in foreign exchange rates	152	(42)
Ending balance	(4,406)	(7,239)	(11,315)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	870	43
Recognised in profit or loss	127	876
Effects of movement in foreign exchange rates	(23)	(49)
Ending balance	974	870	43
Other Current Assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	3,037
Recognised in profit or loss	4	3,015
Effects of movement in foreign exchange rates	(76)	22
Ending balance	2,965	3,037
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(4,314)	(2,082)
Recognised in profit or loss	1,947	(2,232)
Ending balance	(2,367)	(4,314)	(2,082)
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	2,704	86
Recognised in profit or loss	603	2,399
Recognised in other comprehensive income	197	248
Effects of movement in foreign exchange rates	(76)	(29)
Ending balance	3,428	2,704	86
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance		10
Recognised in profit or loss		(10)
Ending balance			10
Other Current Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	1,949
Recognised in profit or loss	(237)	1,924
Effects of movement in foreign exchange rates	(46)	25
Ending balance	1,666	1,949
Lease liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	3,767	3,467
Recognised in profit or loss	(211)	325
Effects of movement in foreign exchange rates	(91)	(25)
Ending balance	3,465	3,767	3,467
Trade and Other Payables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	1,825
Recognised in profit or loss	(930)	1,831
Effects of movement in foreign exchange rates	(36)	(6)
Ending balance	859	1,825
Contract Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	240
Recognised in profit or loss	282	241
Effects of movement in foreign exchange rates	(9)	(1)
Ending balance	513	240
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	23,627
Recognised in profit or loss	1,510	23,786
Effects of movement in foreign exchange rates	(603)	(159)
Ending balance	24,534	23,627
Tax losses carry forward [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	99,953	12,350
Recognised in profit or loss	(24,099)	88,179
Effects of movement in foreign exchange rates	(2,228)	(576)
Ending balance	73,626	99,953	$ 12,350
Others [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(43)
Recognised in profit or loss	(16)	(48)
Effects of movement in foreign exchange rates	2	5
Ending balance	$ (57)	$ (43)